Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Summary of Right of Use Assets
Right-of-use
assets

	2021 £m	2020 £m
At start of year	216	264
Additions	25	25
Acquisitions	–	1
Remeasurement	9	12
Disposals	(5)	(1)
Depreciation	(66)	(77)
Impairment*	(14)	(11)
Exchange translation differences	(4)	3
At end of year	161	216
*2020 includes an £11m impairment which was classified as exceptional. Refer to note 2 for further detail.

Summary of Lease Liability	Lease liability

	2021 £m	2020 £m
Current
Property	(67)	(88)
Non-property	(2)	(4)
Non-current
Property	(136)	(178)
Non-property	(3)	(5)
Total	(208)	(275)

Summary of Finance Lease Receivable
RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor.
The finance lease receivable balance held is as follows:

	2021 £m	2020 £m
Net finance lease receivable	2	18